Finance income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Interest income on :
Bank deposits		₨ 30,801	₨ 74,197	₨ 125,697
Others		1,824	8,870	5,061
Unwinding of discount on other financial assets		8,685	8,845	8,400
Total	$ 597	₨ 41,310	₨ 91,912	₨ 139,158